Investments in Associates and Joint Ventures - Market Price of Investments in Listed Associates (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SM. Culture & Contents Co., Ltd [member]
Disclosure of associates [Line Items]
Market price per share	₩ 1,400	₩ 1,887
Number of shares	22,033,898	22,033,898
Market value	₩ 30,847	₩ 41,578
Konan Technology Inc. [member]
Disclosure of associates [Line Items]
Market price per share	₩ 19,470	₩ 32,600
Number of shares	2,359,160	2,359,160
Market value	₩ 45,933	₩ 76,909
CMES Inc. [member]
Disclosure of associates [Line Items]
Market price per share	₩ 24,000
Number of shares	763,968
Market value	₩ 18,335